Executive Share-based Compensation - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Commitment payments in cash	$ 0
Decrease in other equity reserves	$ 84	$ 55	$ 61
ADSs Based On The Service Of The Executives [Member] | Executive Officer [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation program service period	4 years
Share-based compensation annual grant percentage	25.00%
CPO [Member] | Bottom of range [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation annual grant percentage	0.00%
CPO [Member] | Top of range [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation annual grant percentage	200.00%
CPO [Member] | Cemex Holdings Philippines, Inc. [member] | Vested [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Decrease in other equity reserves	$ 84	55	61
Transfer to additional paid in capital from other equity reserves	$ 84	$ 55	$ 61